                              STIC PRIME PORTFOLIO

                              (Institutional Class)
                       Supplement dated September 13, 2004
                   to the Prospectus dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
           April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004,
                      July 16, 2004 and September 8, 2004


The following replaces in its entirety the first paragraph appearing under the heading "SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

       "The Institutional Class of the fund is intended for use primarily by institutional investors and institutions, primarily banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request."

The following replaces in its entirety the paragraph appearing under the heading "HOW TO PURCHASE SHARES" on page A-1 of the Prospectus:

       "You may purchase shares using one of the options below or, if in certain circumstances investing directly, by sending your completed account application and purchase amount to the transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."

                             LIQUID ASSETS PORTFOLIO

                              (Institutional Class)
                       Supplement dated September 13, 2004
                   to the Prospectus dated November 24, 2003,
     as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
            April 5, 2004, May 18, 2004, June 25, 2004, July 2, 2004,
                      July 16, 2004 and September 8, 2004


The following replaces in its entirety the first paragraph appearing under the heading "SUITABILITY FOR INVESTORS" on page 4 of the Prospectus:

       "The Institutional Class of the fund is intended for use primarily by institutional investors and institutions, primarily banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request."

The following replaces in its entirety the paragraph appearing under the heading "HOW TO PURCHASE SHARES" on page A-1 of the Prospectus:

       "You may purchase shares using one of the options below or, if in certain circumstances investing directly, by sending your completed account application and purchase amount to the transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information."